Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other non-current payables [Abstract]
Provision for bonus	¥ 148,287	$ 23,428	¥ 133,928
Deferred income	8,060	1,274	2,844
Other payables (non-current) (Note 33, Note 36)	¥ 156,347	$ 24,702	¥ 136,772